Segment reporting (Details 6) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of geographical areas [line items]
Property, plant and equipments including capital work in progress and intangible assets acquired, other than goodwill arising on business combination	₨ 17,233	₨ 34,831
India Country [Member]
Disclosure of geographical areas [line items]
Property, plant and equipments including capital work in progress and intangible assets acquired, other than goodwill arising on business combination	15,580	27,882
Switzerland Country [Member]
Disclosure of geographical areas [line items]
Property, plant and equipments including capital work in progress and intangible assets acquired, other than goodwill arising on business combination	195	3,760
United States Country [Member]
Disclosure of geographical areas [line items]
Property, plant and equipments including capital work in progress and intangible assets acquired, other than goodwill arising on business combination	260	2,158
Others [Member]
Disclosure of geographical areas [line items]
Property, plant and equipments including capital work in progress and intangible assets acquired, other than goodwill arising on business combination	₨ 1,198	₨ 1,031